Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	CALDWELL & ORKIN FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000864230
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2018
Prospectus Date	rr_ProspectusDate	Aug. 28, 2018
CALDWELL & ORKIN MARKET OPPORTUNITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Caldwell & Orkin Market Opportunity Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Caldwell & Orkin Market Opportunity Fund's (the "Fund") investment objective is to provide long-term capital growth with a short-term focus on capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 531% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	531.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of total expenses provided in the Financial Highlights table for the period ended April 30, 2018, as the Financial Highlights table does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Gator Capital Management, LLC's ("Gator," the "Manager" or "We") philosophy in managing the Fund is to focus on risk as well as return. Our principal investment strategy involves active asset allocation among long, short and cash positions in an effort to mitigate market risk (the risk of broad market declines), while employing fundamental and technical analysis in an effort to mitigate stock selection risk (the risk that particular equities underperform due to company-specific issues).

We generally divide the Fund's portfolio among three broad categories of assets:

●	Long Portfolio – The Long Portfolio is comprised of securities (primarily common stocks and exchange-traded funds ("ETFs")) that we believe will increase in price. We select individual equities of companies that we believe will appreciate, and ETFs that track the performance of markets, market sectors or industries that we believe in. When we are "bullish" (when we believe the overall equity markets will rise), we generally increase the size of the Long Portfolio relative to the size of the overall Fund portfolio.

●	Short Portfolio – The Short Portfolio is comprised of securities (primarily common stocks and ETFs) that we have borrowed and sold short because we believe they will decrease in price, since the Fund makes money on a short position whose price decreases by an aggregate amount greater than the trading fees, taxes, and other expenses associated with the transaction before it is closed. We generally sell securities short to manage or hedge our exposure to perceived market risk, preserve capital and potentially profit during a falling stock market and/or make money when we think a particular security's price will decline. To this end, we take short positions in stocks of companies that we believe are overvalued or otherwise face issues that will cause their prices to fall, and ETFs that track markets, market sectors or industries that we believe will decline. When we are "bearish" (when we believe the overall equity markets will fall), we generally increase the size of the Short Portfolio relative to the size of the overall Fund portfolio.

●	Cash/Bond Portfolio – The Cash/Bond Portfolio includes cash, cash equivalents (e.g. money market funds and/or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although we generally emphasize cash and cash equivalents over bonds.

We typically allocate the Fund's assets by and among our Portfolio "sleeves" by targeting a net exposure to the market by investing between 50% and 100% of the Fund's net assets in common stocks and ETFs, and between 0% and 50% in cash, money market investments or fixed income securities. Accordingly, depending on our assessment of market risk and our current portfolio, our net exposure may vary between up to 100% net long (100% long positions and 0% short or cash/bonds) to 60% net short (60% short positions and 0% long or cash/bonds).

When selecting securities for our Long and Short Portfolios, we employ a flexible investment style based on fundamental analysis, while also considering technical factors.

●	How do we pick positions for the Long Portfolio? We select our individual long stock positions by identifying companies that we believe are experiencing positive changes that may lead to a rise in their stock prices. Factors considered may include: acceleration of earnings and/or profits; positive changes in management personnel or structure; new product developments; and/or positive changes in variables that indicate strengthening in a company's industry.

●	How do we pick positions for the Short Portfolio? We select our individual short positions by identifying companies that we believe are experiencing negative changes that may cause their stock prices to fall. We evaluate factors similar to those evaluated for our long positions. Factors considered may include: deceleration of earnings, profits or acceleration of losses; negative changes in management personnel or structure or failure to address management problems; new product developments by a company's competitors; and/or negative changes in variables that indicate weakening in a company's industry

●	How do we pick positions for the Cash/Bond Portfolio? We primarily invest this Portfolio sleeve in money market and cash-equivalent investments, such as U.S. government-backed securities, or agency securities. However, we may also invest in municipal or corporate bonds of issuers that we believe offer the opportunity for income at an appropriate level of risk. In this regard, we may invest in corporate bonds of any maturity, rating or quality.

In selecting investments, we may invest in companies of any size. We may also invest in securities that are issued by foreign issuers, including, without limitation, those in emerging markets. Foreign investments may be made through direct investments on foreign exchanges or through American Depository Receipts or other securities that give the owner rights in equities issued by foreign issuers.

In managing the Fund for risk as well as return, our goal is to make money over a full market cycle, which includes both bull market (rising) and bear market (falling) cycles, but with less volatility.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. The principal risks of investing in the Fund are:

●	Business risk – A particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry.

●	Credit risk – Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest or principal payments on their bonds when due. These sorts of "credit risks," reflected in the credit ratings assigned to bond issues by companies like Moody's or S&P Global, may cause the price of an issuer's bond to decline and may affect liquidity for the security.

●	Equity Securities Risk – An equity security can fluctuate in price based upon many different factors, including among others, changes in the issuing company's financial condition or prospects, or changes in market or economic conditions affecting a company's industry generally. Equity security prices also fluctuate based on investors' perceptions of a security's value, regardless of the accuracy of those perceptions.

●	Foreign Securities risk – Investing in foreign securities involves risks not typically associated with investing in U.S. securities, including, but not limited to, fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible expropriation or nationalization of assets; and possible imposition of foreign taxes. Furthermore, the U.S. government has from time-to-time, in the past, imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. The risks of foreign investing may be magnified for investments in developing or emerging markets, which may have less social, political and economic stability; less diverse and mature economic structures; less robust legal, financial accounting and regulatory infrastructure; more governmental limitations on foreign investments than typically found in more developed countries; and greater market volatility than more developed markets.

●	Interest rate risk – The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of fixed income securities will vary in response to changes in interest rates. Falling short-term interest rates may also cause income from short-term money market instruments in which the Fund is invested to decline. Increases in interest rates may also lower the present value of a company's future earnings stream and affect the price of its equity securities.

●	Investments in other investment companies – The Fund may invest in shares of other management investment companies, including, but not limited to, mutual funds and ETFs, subject to the limitations and requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund. To the extent that the Fund invests in securities of other investment companies, the Fund is subject to the performance and risks of such other investment companies and will bear indirectly its proportionate share of the advisory fees and other expenses of such investment companies.

●	Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Manager, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Manager's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

●	Market Risk – Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Fund's securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

●	Political Risk – Political risk describes a broad category of risks related to government action and public sentiment, including, but not limited to, the risk that government will intervene to seize business assets or regulate business activity more heavily and that private citizens will decide not to buy goods or services from a business due to real or perceived differences between the political views of the private citizens on one side and the business or the business managers on the other.

●	Portfolio turnover risk – Mutual funds are required to distribute their net realized capital gains annually under federal tax laws. The Fund's investment strategy may involve frequent trading, which leads to high portfolio turnover (e.g., 531%, 500% and 415% for the fiscal years ended April 30, 2018 and 2017, respectively) and could generate potentially large amounts of net realized short term capital gains in a given year, which are taxed to shareholders at ordinary income tax rates. Higher portfolio turnover may also result in higher brokerage costs for the Fund

●	Short sale risk – A short position is established by selling borrowed shares and attempting to buy them back at a lower price in the future. If the market value of the shares sold short increase in value, a loss will be experienced on the transaction, and such loss, in theory, is unlimited as the market value of the of shares sold short could increase in value infinitely. Regardless of the underlying fundamentals of the company whose shares are sold short by the Manager, in a rising market, the Fund may lose value on its short sales as shares increase in value along with the general market.

●	Small and Mid-Cap Securities Risk – Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited and less liquid than the market for larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Prior to November 1, 2017, the Fund was managed by C&O Funds Advisor, Inc. As of November 1, 2017, Gator, which is unaffiliated with the prior manager, took over as investment adviser to the Fund. The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The table below illustrates how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.caldwellorkin.com or by calling the Fund toll-free at (800) 467-7903.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 467-7903
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.caldwellorkin.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (in the last ten years): 1st quarter 2013, 8.20% Worst Quarter (in the last ten years): 3rd quarter 2008, (6.24)% The Fund's calendar year-to-date return as of June 30, 2018 was 0.68%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher (more favorable) than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500 Total Return Index is a capitalization-weighted, unmanaged index of 500 large U.S. companies chosen for market size, liquidity and industry group representation and includes reinvested dividends. You cannot invest directly in an index.

The Eurekahedge Long Short Equities Hedge Fund Index ("Eurekahedge Index") is an unmanaged index comprised of long/short equity hedge funds. According to its sponsor, Eurekahedge Pte. Ltd., the Eurekahedge Index is an equally weighted index of 1028 constituent funds designed to provide a broad measure of the performance of underlying hedge fund managers. The returns of the Eurekahedge Index do not include sales charges or fees, which would lower performance. You cannot invest directly in an index.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND | CALDWELL & ORKIN MARKET OPPORTUNITY FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COAGX
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) expenses	rr_DistributionAndService12b1FeesOverAssets	none
Administrative expenses	rr_Component1OtherExpensesOverAssets	0.85%
Interest Expense on Short Sales of Securities	rr_Component2OtherExpensesOverAssets	0.19%
Dividend Expense on Short Sales of Securities	rr_Component3OtherExpensesOverAssets	0.37%
Total Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[1]
One Year	rr_ExpenseExampleYear01	$ 254
Three Years	rr_ExpenseExampleYear03	791
Five Years	rr_ExpenseExampleYear05	1,350
Ten Years	rr_ExpenseExampleYear10	$ 2,875
Annual Return 2008	rr_AnnualReturn2008	(4.66%)
Annual Return 2009	rr_AnnualReturn2009	(3.39%)
Annual Return 2010	rr_AnnualReturn2010	(1.01%)
Annual Return 2011	rr_AnnualReturn2011	(0.66%)
Annual Return 2012	rr_AnnualReturn2012	9.83%
Annual Return 2013	rr_AnnualReturn2013	3.46%
Annual Return 2014	rr_AnnualReturn2014	6.82%
Annual Return 2015	rr_AnnualReturn2015	5.11%
Annual Return 2016	rr_AnnualReturn2016	(10.17%)
Annual Return 2017	rr_AnnualReturn2017	0.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (in the last ten years)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (in the last ten years)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.24%)
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	0.47%
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | After Taxes on Distributions | CALDWELL & ORKIN MARKET OPPORTUNITY FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	none
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | After Taxes on Distributions and Sales | CALDWELL & ORKIN MARKET OPPORTUNITY FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	0.24%
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%
CALDWELL & ORKIN MARKET OPPORTUNITY FUND | Eurekahedge Long Short Equities Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.53%
5 Years	rr_AverageAnnualReturnYear05	8.45%
10 Years	rr_AverageAnnualReturnYear10	6.62%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of total expenses provided in the Financial Highlights table for the period ended April 30, 2018, as the Financial Highlights table does not include Acquired Fund Fees and Expenses.